Net Loss Per Share - Schedule of Basic and Diluted Net Income/(Loss) Per Share (Details)	3 Months Ended				6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 $ / shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 $ / shares
Net Loss Per Share [Abstract]
Net loss | $	$ (115,227,348)		$ (2,902,313)		$ (118,786,726)		$ (7,725,194)
Basic weighted average ordinary shares outstanding, as recast	52,367,347		39,015,950		46,630,787		39,015,950
Diluted weighted average ordinary shares outstanding, as recast	52,367,347		39,015,950		46,630,787		39,015,950
Net (loss) income per ordinary share, basic, as recast | (per share)	$ (2.2)	$ (2.2)	$ (0.07)	$ (0.07)	$ (2.55)	$ (2.55)	$ (0.2)	$ (0.2)
Net (loss) income per ordinary share, diluted, as recast | (per share)	$ (2.2)	$ (2.2)	$ (0.07)	$ (0.07)	$ (2.55)	$ (2.55)	$ (0.2)	$ (0.2)